UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/07

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    08/09/07

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              35
                                               --------

Form 13F Information Table Value Total:        $122,023
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
----------------------------   --------------   --------- -----------  --------  ---  ----  ------- -------- ------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
Agco Corp                      COM              001084102        469      10800  SH          Sole                           10800
American Standard              COM              029712106       2748      46600  SH          Sole                           46600
Brookdale Senior Living        COM              112463104       3846      84400  SH          Sole                           84400
Campbell Soup Co               COM              134429109       1238      31900  SH          Sole                           31900
Chaparral Steel Co             COM              159423102        489       6800  SH          Sole                            6800
Dean Foods Co                  COM              242370104       3514     110252  SH          Sole                          110252
Diamonds Trust                 UNIT SER 1       252787106       7837      58400  SH          Sole                           58400
GEO Group Inc                  COM              36159r103       1376      47300  SH          Sole                           47300
General Dynamics Corp          COM              369550108       6138      78466  SH          Sole                           78466
Health Care SPDR               SBI HEALTHCARE   81369y209       3450      97700  SH          Sole                           97700
Hercules Inc                   COM              427056106       1566      79700  SH          Sole                           79700
Huron Consulting Group         COM              447462102       1066      14600  SH          Sole                           14600
L-3 Communications Holdings    COM              502424104        974      10000  SH          Sole                           10000
Mechel Oao ADS                 SPONSORED ADR    583840103       2831      77500  SH          Sole                           77500
Midcap Spdr Tr Ut Ser 1        UNIT SER 1       595635103      10657      65400  SH          Sole                           65400
Morgan Stanley                 COM              617446448       4198      50050  SH          Sole                           50050
Oil Service Holders Tr         DEPOSTRY RCPT    678002106       6028      34500  SH          Sole                           34500
Powershares QQQ Tr Unit        DYNAMIC MKT PT   73935a104       1138      23900  SH          Sole                           23900
Prudential Financial Inc       COM              744320102        729       7500  SH          Sole                            7500
Rydex S&P 500 Eq Wghtd         S&P500 EQ TRD    78355W106       2289      44700  SH          Sole                           44700
Smart Modular Technologies     COM              G82245104       1302      94600  SH          Sole                           94600
Stericycle Inc                 COM              858912108       4117      92600  SH          Sole                           92600
Streettracks Gold Trust        GOLD SHS         863307104       3895      60600  SH          Sole                           60600
Sunrise Senior Living, Inc     COM              86768K106       1464      36600  SH          Sole                           36600
Technology SPDR                SBI INT-TECH     81369Y803       1971      77000  SH          Sole                           77000
Tesoro Corp                    COM              881609101       2949      51600  SH          Sole                           51600
United Technologies            COM              913017109       6259      88241  SH          Sole                           88241
Waste Connections Inc          COM              941053100       3293     108900  SH          Sole                          108900
iPath DJ-AIG Cmmdties Indx     DJAIG CMTDY 36   06738C778       5424     106850  SH          Sole                          106850
iShares Cohen & Steers Rlty    COHEN&ST RLTY    464287564        615       6800  SH          Sole                            6800
iShares Dividend Index Fund    DJ SEL DIV INX   464287168       2189      30450  SH          Sole                           30450
iShares MSCI EAFE              MSCI EAFE IDX    464287465      15185     188000  SH          Sole                          188000
iShares MSCI Emerging Mkts     MSCI EMERG MKT   464287234       5424      41200  SH          Sole                           41200
iShares Russell 2000           RUSSELL 2000     464287655       3119      37600  SH          Sole                           37600
iShares S&P 100 Index Fd       S&P 100 IDX FD   464287101       2237      32300  SH          Sole                           32300
REPORT SUMMARY                            35 DATA RECORDS     122023        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
